4. LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 8) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total Loans	$ 1,190,762	$ 1,011,635
Risk Grade 1
Total Loans	3,343	3,227
Risk Grade 2
Total Loans	23,046	14,730
Risk Grade 3
Total Loans	388,508	335,238
Risk Grade 4
Total Loans	548,160	455,508
Risk Grade 5
Total Loans	205,266	197,709
Risk Grade 6
Total Loans	20,394	5,223
Risk Grade 7
Total Loans	2,045	0
Construction and land development
Total Loans	79,738	64,464
Construction and land development | Risk Grade 1
Total Loans	0	26
Construction and land development | Risk Grade 2
Total Loans	1,005	200
Construction and land development | Risk Grade 3
Total Loans	911	2,545
Construction and land development | Risk Grade 4
Total Loans	22,901	14,318
Construction and land development | Risk Grade 5
Total Loans	54,601	47,133
Construction and land development | Risk Grade 6
Total Loans	195	242
Construction and land development | Risk Grade 7
Total Loans	125	0
Commercial Real Estate
Total Loans	641,652	531,290
Commercial Real Estate | Risk Grade 1
Total Loans	0	0
Commercial Real Estate | Risk Grade 2
Total Loans	539	619
Commercial Real Estate | Risk Grade 3
Total Loans	223,459	195,935
Commercial Real Estate | Risk Grade 4
Total Loans	311,711	243,771
Commercial Real Estate | Risk Grade 5
Total Loans	87,443	87,492
Commercial Real Estate | Risk Grade 6
Total Loans	18,500	3,473
Commercial Real Estate | Risk Grade 7
Total Loans	0	0
Consumer Real Estate
Total Loans	287,121	249,296
Consumer Real Estate | Risk Grade 1
Total Loans	50	53
Consumer Real Estate | Risk Grade 2
Total Loans	19,247	10,933
Consumer Real Estate | Risk Grade 3
Total Loans	130,748	111,123
Consumer Real Estate | Risk Grade 4
Total Loans	102,137	92,127
Consumer Real Estate | Risk Grade 5
Total Loans	33,013	34,346
Consumer Real Estate | Risk Grade 6
Total Loans	1,143	714
Consumer Real Estate | Risk Grade 7
Total Loans	783	0
Commercial and industrial loans (except those secured by real estate)
Total Loans	170,709	153,066
Commercial and industrial loans (except those secured by real estate) | Risk Grade 1
Total Loans	2,133	2,168
Commercial and industrial loans (except those secured by real estate) | Risk Grade 2
Total Loans	1,525	1,909
Commercial and industrial loans (except those secured by real estate) | Risk Grade 3
Total Loans	32,304	24,675
Commercial and industrial loans (except those secured by real estate) | Risk Grade 4
Total Loans	104,019	96,900
Commercial and industrial loans (except those secured by real estate) | Risk Grade 5
Total Loans	29,035	26,802
Commercial and industrial loans (except those secured by real estate) | Risk Grade 6
Total Loans	556	612
Commercial and industrial loans (except those secured by real estate) | Risk Grade 7
Total Loans	1,137	0
Consumer and other
Total Loans	11,542	13,519
Consumer and other | Risk Grade 1
Total Loans	1,160	980
Consumer and other | Risk Grade 2
Total Loans	730	1,069
Consumer and other | Risk Grade 3
Total Loans	1,086	960
Consumer and other | Risk Grade 4
Total Loans	7,392	8,392
Consumer and other | Risk Grade 5
Total Loans	1,174	1,936
Consumer and other | Risk Grade 6
Total Loans	0	182
Consumer and other | Risk Grade 7
Total Loans	$ 0	$ 0